Subsequent Events - Additional Information (Detail) - USD ($)			12 Months Ended
	Apr. 26, 2022	Jan. 26, 2022	Dec. 31, 2022	Apr. 20, 2022	Mar. 02, 2021
Warrants To Purchase SCS Common Stock [Member]
Subsequent Event [Line Items]
Common stock, par value		$ 0.0001
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		60,000,000
Number Of Trading Days For Determining The Exercise Price Of Warrants		20 days
Number Of Consecutive Trading Days For Determining The Exercise Price Of Warrants		30 days
Akili Interactive Labs, Inc [Member]
Subsequent Event [Line Items]
Percentage of fully diluted shares of common stock		7.50%
Akili Interactive Labs, Inc [Member] | Share price one [Member]
Subsequent Event [Line Items]
Business acquisition, share price		$ 15
Akili Interactive Labs, Inc [Member] | Share price two [Member]
Subsequent Event [Line Items]
Business acquisition, share price		20
Akili Interactive Labs, Inc [Member] | Share price three [Member]
Subsequent Event [Line Items]
Business acquisition, share price		$ 30
PIPE Investors [Member]
Subsequent Event [Line Items]
Sale of stock, number of shares issued in transaction		16,200,000
Existing directors, officers and equityholders of, or investment funds managed by Suvretta Capital ManagementMember [Member]
Subsequent Event [Line Items]
Sale of stock, consideration received on transaction		$ 135,400,000
Sponsor [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount					$ 300,000
Proceeds from Related Party Debt	$ 250,000
P I P E Investment [Member]
Subsequent Event [Line Items]
Common Stock, Shares Subscribed but Unissued		162,000,000
Subsequent Event [Member] | Director [Member]
Subsequent Event [Line Items]
Deferred compensation arrangement with individual, compensation expense			$ 300,000
Subsequent Event [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Proceeds from Related Party Debt	$ 250,000
Subsequent Event [Member] | Warrants To Purchase SCS Common Stock [Member]
Subsequent Event [Line Items]
Common stock, par value		$ 0.0001
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		60,000,000
Number Of Trading Days For Determining The Exercise Price Of Warrants		20 days
Number Of Consecutive Trading Days For Determining The Exercise Price Of Warrants		30 days
Subsequent Event [Member] | Conversion of Class A Ordinary Shares to Common Stock Member [Member]
Subsequent Event [Line Items]
Common Stock, Conversion Basis	one-for-one
Common Stock, Voting Rights		one
Subsequent Event [Member] | Conversion of Class B Ordinary Shares to Common Stock Member [Member]
Subsequent Event [Line Items]
Common Stock, Conversion Basis		one-for-one
Subsequent Event [Member] | Akili Interactive Labs, Inc [Member]
Subsequent Event [Line Items]
Percentage of fully diluted shares of common stock		7.50%
Subsequent Event [Member] | PIPE Investors [Member]
Subsequent Event [Line Items]
Sale of stock, number of shares issued in transaction		16,200,000
Subsequent Event [Member] | Existing directors, officers and equityholders of, or investment funds managed by Suvretta Capital ManagementMember [Member]
Subsequent Event [Line Items]
Sale of stock, consideration received on transaction		$ 135,400,000
Subsequent Event [Member] | Sponsor [Member] | Unsecured Promissory Note Maturing On July Second Two Thousand And Twenty Three [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount				$ 1,500,000
Long-term Debt, Maturity Date				Jul. 02, 2023
Subsequent Event [Member] | P I P E Investment [Member]
Subsequent Event [Line Items]
Common Stock, Shares Subscribed but Unissued		162,000,000